Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 59,486	$ 41,039
Trade accounts receivable	793	478
Prepayments and other assets	5,385	4,726
Inventories	1,173	1,203
Deferred charges, current portion	$ 192	107
Due from related party, current		$ 1,875
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Total current assets	$ 67,029	$ 49,428
FIXED ASSETS, NET:
Vessels, net	717,248	733,148
Total fixed assets, net	717,248	733,148
OTHER NON-CURRENT ASSETS:
Due from related party	$ 1,350	$ 1,350
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Deferred charges	$ 494	$ 529
Other receivables	5,681	1,789
Total non-current assets	7,525	3,668
Total assets	791,802	786,244
CURRENT LIABILITIES:
Current portion of other financial liabilities, net of unamortized deferred financing fees of $422 and $457, respectively	43,745	43,710
Trade payables	11,064	$ 12,317
Due to related party	$ 546
Other Liability, Current, Related Party [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Accrued liabilities	$ 5,438	$ 5,536
Deferred revenue - Current	532	664
Unearned revenue	15,028	16,705
Total current liabilities	76,353	78,932
NON-CURRENT LIABILITIES:
Deferred revenue	481	719
Other financial liabilities, net of current portion and unamortized deferred financing fees of $993 and $1,194, respectively	211,480	233,363
Other payables	3,892
Total non-current liabilities	215,853	234,082
Commitments and contingencies
PARTNERS' EQUITY:
Common unitholders (unlimited authorized; 36,382,011 units issued and outstanding as at June 30, 2026 and December 31, 2025)	426,174	399,834
Series A Preferred unitholders (3,450,000 authorized; 3,000,000 Series A Preferred Units issued and outstanding as at June 30, 2026 and December 31, 2025)	73,216	73,216
General Partner (35,526 units issued and outstanding as at June 30, 2026 and December 31, 2025)	206	180
Total partners' equity	499,596	473,230
Total liabilities and partners' equity	$ 791,802	$ 786,244